FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

February 13, 2008
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 4

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $30,510 (thousands)

List of Other Included Managers:

     (1) Partners Group  Alternative  Strategies PCC Limited
     (2) R2 Investments, LDC
     (3) IBS (MF) Ltd. In Respect of Troob Capital Series
     (4) Coast Troob Strategy Investments Ltd.

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                                                            FORM 13F

QTR ENDED: 12/31/07               Name of Reporting Managers: Troob Capital Advisors LLC           (SEC USE ONLY)

                     Name of Other Reporting Manager:           1 = Partners Group Alternative Strategies PCC Limited
                                                                2 = R2 Investments, LDC
                                                                3 = IBS (MF) Ltd. In Respect of Troob Capital Series
                                                                4 = Coast Troob Strategy Investments Ltd.

        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
Celanese Corp                 COM SER A      150870103   1,764      41,687 SH         Shared    1                    41,687
Celanese Corp                 COM SER A      150870103   1,045      24,697 SH         Shared    3                    24,697
Constar International Inc New COM            21036U107   1,579     386,813 SH         Shared    1                   386,813
Constar International Inc New COM            21036U107     335      82,184 SH         Shared    3                    82,184
Delta Airlines                COM NEW        247361702     848      56,950 SH         Shared    2                    56,950
Delta Airlines                COM NEW        247361702     363      24,400 SH         Shared    3                    24,400
Goodyear Tire & Rubber Co.    COM            382550101   3,049     108,037 SH         Shared    1                   108,037
Goodyear Tire & Rubber Co.    COM            382550101   2,356      83,500 SH         Shared    2                    83,500
Goodyear Tire & Rubber Co.    COM            382550101   2,236      79,229 SH         Shared    3                    79,229
Hayes Lemmerz Intl            COM NEW        420781304   4,827   1,056,233 SH         Shared    1                 1,056,233
Hayes Lemmerz Intl            COM NEW        420781304   2,218     485,300 SH         Shared    2                   485,300
Hayes Lemmerz Intl            COM NEW        420781304   2,503     547,662 SH         Shared    3                   547,662
Northwest Airlines Corp       COM            667280408   2,593     178,688 SH         Shared    1                   178,688
Northwest Airlines Corp       COM            667280408   2,407     165,850 SH         Shared    2                   165,850
Northwest Airlines Corp       COM            667280408     596      41,100 SH         Shared    3                    41,100
Orbcomm Inc                   COM            68555P100     764     121,521 SH         Shared    1                   121,521
Orbcomm Inc                   COM            68555P100     415      65,932 SH         Shared    3                    65,932
Pilgrim's Pride               COM            721467908     182         364 SH  Calls  Shared    1                       364
Pilgrim's Pride               COM            721467908      70         140 SH  Calls  Shared    3                       140
Six Flags Inc                 COM            83001P109     305     150,036 SH         Shared    4                   150,036
Spectrum Brands               COM            84762L105      55      10,400 SH         Shared    4                    10,400


                                        Value Total:    30,510

                                        Entry Total:        21
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